Accumulated other comprehensive loss	12 Months Ended
Dec. 31, 2012
Accumulated other comprehensive loss [Abstract]
Accumulated other comprehensive loss
17. Accumulated other comprehensive loss:
The amounts in the accompanying balance sheets are analyzed as follows:

	Year ended December 31,
	2011			2012
	Attributable	Attributable	Total	Attributable	Attributable	Total
	to Dryships	to non		to Dryships	to non
	Inc.	controlling		Inc	controlling
		interest			interest
Cash flows hedges unrealized loss	$(16,921)	(5,983)	$(22,904)	$-	$-	$-
Cash flows hedges realized loss	(11,893)	(4,204)	(16,097)	(10,130)	(5,418)	(15,548)
Senior notes unrealized loss	(1,350)	-	(1,350)	-	-	-
Actuarial pension gain	1,554	550	2,104	955	512	1,467

Total	$(28,610)	$(9,637)	$(38,247)	$(9,175)	$(4,906)	$(14,081)